UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    OKUMUS Capital, L.L.C.
Address:                 575 Lexington Avenue, 7th Floor
                         New York, NY 10022
13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-350-1575
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    November 13, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.
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

                                                    FORM 13F INFORMATION TABLE

                             TITLE                                SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         VALUE        PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.  COM      000886101    80,058,253    22,940,416  SH        SOLE              22,940,416    0     0
Avant Corp.                  COM      053487104        71,040        24,000  SH        SOLE                  24,000    0     0
BMC Software Inc.            COM      055921100    15,885,160     1,250,800  SH        SOLE               1,250,800    0     0
BEA Systems Inc.             COM      073325102    57,135,302     5,957,800  SH        SOLE               5,957,800    0     0
Ciena Corp.                  COM      171779101    43,186,568     4,199,200  SH        SOLE               4,199,200    0     0
Iona Technologies Plc   Sponsored ADR 46206P109       155,600        20,000  SH        SOLE                  20,000    0     0
JD Edwards & Co.             COM      281667105    17,181,893     2,413,200  SH        SOLE               2,413,200    0     0
Macromedia Inc.              COM      556100105       231,301        19,100  SH        SOLE                  19,100    0     0
Net Perceptions Inc.         COM      64107U101     1,080,485     1,091,400  SH        SOLE               1,091,400    0     0
Paradyne Networks Inc.       COM      69911G107     1,145,664       979,200  SH        SOLE                 979,200    0     0
Siekel Systems Inc.          COM      826170102    39,030,000     3,000,000  SH        SOLE               3,000,000    0     0
Silverstream Software Inc.   COM      827907106     5,833,229     1,572,000  SH        SOLE               1,572,000    0     0
Viant Corp.                  COM      92553N107     8,487,374     6,959,377  SH        SOLE               6,959,377    0     0
                     TOTAL                        269,481,869


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $269,481,869

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC